AB Variable Products Series Fund, Inc.

AB Global Risk Allocation-Moderate Portfolio

Portfolio of Investments

September 30, 2024 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 60.1%
Information Technology – 15.6%
Communications Equipment – 0.4%
Arista Networks, Inc.(a)	1,811	$695,098
Cisco Systems, Inc.	28,326	1,507,510
F5, Inc.(a)	410	90,282
Juniper Networks, Inc.	2,314	90,200
Motorola Solutions, Inc.	1,173	527,416
Nokia Oyj	35,700	155,872
Telefonaktiebolaget LM Ericsson - Class B(b)	18,571	140,331

		3,206,709

Electronic Equipment, Instruments & Components – 0.5%
Amphenol Corp. - Class A	8,467	551,710
CDW Corp./DE	939	212,496
Corning, Inc.	5,415	244,487
Halma PLC	2,541	88,847
Hamamatsu Photonics KK	1,878	24,505
Hexagon AB - Class B	13,899	149,707
Ibiden Co., Ltd.(b)	801	24,756
Jabil, Inc.	798	95,624
Keyence Corp.	1,302	623,999
Keysight Technologies, Inc.(a)	1,227	195,007
Kyocera Corp.	8,595	100,451
Murata Manufacturing Co., Ltd.	11,327	224,147
Omron Corp.	1,173	53,629
Shimadzu Corp.(b)	1,585	53,013
TDK Corp.	13,010	166,194
Te Connectivity PLC	2,137	322,666
Teledyne Technologies, Inc.(a)	329	143,990
Trimble, Inc.(a)	1,717	106,609
Yaskawa Electric Corp.(b)	1,606	56,220
Yokogawa Electric Corp.	1,528	39,155
Zebra Technologies Corp. - Class A(a)	363	134,426

		3,611,638

IT Services – 0.7%
Accenture PLC - Class A	4,404	1,556,726
Akamai Technologies, Inc.(a)	1,065	107,512
Bechtle AG	548	24,513
Capgemini SE	1,039	224,321
Cognizant Technology Solutions Corp. - Class A	3,485	268,972
EPAM Systems, Inc.(a)	400	79,612
Fujitsu Ltd.	11,092	228,045
Gartner, Inc.(a)	542	274,664
GoDaddy, Inc. - Class A(a)	991	155,369
International Business Machines Corp.	6,476	1,431,714
NEC Corp.	1,643	158,658
Nomura Research Institute Ltd.	2,529	93,855
NTT Data Group Corp.	4,225	76,040
Obic Co., Ltd.	2,165	75,957
Otsuka Corp.	1,526	37,688
SCSK Corp.	1,046	21,688
TIS, Inc.	1,423	36,325
VeriSign, Inc.(a)	590	112,076
Wix.com Ltd.(a)	353	59,011

		5,022,746

Company	Shares	U.S. $ Value

Semiconductors & Semiconductor Equipment – 5.5%
Advanced Micro Devices, Inc.(a)	11,379	$1,867,066
Advantest Corp.	5,128	241,176
Analog Devices, Inc.	3,489	803,063
Applied Materials, Inc.	5,821	1,176,133
ASM International NV	314	207,164
ASML Holding NV	2,675	2,225,225
BE Semiconductor Industries NV(b)	516	65,811
Broadcom, Inc.	32,727	5,645,408
Disco Corp.	616	162,272
Enphase Energy, Inc.(a)	952	107,595
First Solar, Inc.(a)	753	187,828
Infineon Technologies AG	8,742	306,913
Intel Corp.	30,000	703,800
KLA Corp.	945	731,817
Kokusai Electric Corp.(b)	945	21,308
Lam Research Corp.	917	748,345
Lasertec Corp.	536	89,365
Microchip Technology, Inc.	3,772	302,854
Micron Technology, Inc.	7,796	808,523
Monolithic Power Systems, Inc.	343	317,104
NVIDIA Corp.	172,957	21,003,898
NXP Semiconductors NV	1,791	429,858
ON Semiconductor Corp.(a)	3,012	218,701
Qorvo, Inc.(a)	667	68,901
QUALCOMM, Inc.	7,832	1,331,832
Renesas Electronics Corp.	11,270	163,558
Rohm Co., Ltd.(b)	2,297	25,877
SCREEN Holdings Co., Ltd.(b)	544	38,255
Skyworks Solutions, Inc.	1,123	110,919
STMicroelectronics NV	4,532	135,345
SUMCO Corp.(b)	2,344	25,353
Teradyne, Inc.	1,147	153,618
Texas Instruments, Inc.	6,419	1,325,973
Tokyo Electron Ltd.	2,999	534,829

		42,285,687

Software – 5.0%
Adobe, Inc.(a)	3,117	1,613,920
ANSYS, Inc.(a)	614	195,639
Autodesk, Inc.(a)	1,515	417,352
Cadence Design Systems, Inc.(a)	1,925	521,733
Check Point Software Technologies Ltd.(a)	594	114,529
Crowdstrike Holdings, Inc. - Class A(a)	1,623	455,203
CyberArk Software Ltd.(a)	288	83,984
Dassault Systemes SE	4,480	177,949
Fair Isaac Corp.(a)	172	334,285
Fortinet, Inc.(a)	4,464	346,183
Gen Digital, Inc.	3,808	104,453
Intuit, Inc.	1,965	1,220,265
Microsoft Corp.	52,260	22,487,478

Company	Shares	U.S. $ Value

Monday.com Ltd.(a)	249	$69,165
Nemetschek SE	386	40,121
Nice Ltd.(a)	424	73,717
Oracle Corp.	11,238	1,914,955
Oracle Corp. Japan	257	26,533
Palantir Technologies, Inc. - Class A(a)	14,159	526,715
Palo Alto Networks, Inc.(a)	2,277	778,279
PTC, Inc.(a)	845	152,658
Roper Technologies, Inc.	754	419,556
Sage Group PLC (The)	6,716	92,252
Salesforce, Inc.	6,813	1,864,786
SAP SE	6,990	1,598,840
ServiceNow, Inc.(a)	1,448	1,295,077
Synopsys, Inc.(a)	1,077	545,382
Temenos AG (REG)	402	28,146
Trend Micro, Inc./Japan	848	50,350
Tyler Technologies, Inc.(a)	300	175,116
WiseTech Global Ltd.(b)	1,116	105,681
Xero Ltd.(a)	970	100,265

		37,930,567

Technology Hardware, Storage & Peripherals – 3.5%
Apple, Inc.	106,898	24,907,234
Brother Industries Ltd.(b)	1,552	30,438
Canon, Inc.	6,250	205,845
Dell Technologies, Inc. - Class C	2,023	239,806
FUJIFILM Holdings Corp.	7,494	193,997
Hewlett Packard Enterprise Co.	9,138	186,964
HP, Inc.	6,880	246,786
Logitech International SA (REG)	1,042	93,322
NetApp, Inc.	1,445	178,472
Ricoh Co., Ltd.(b)	3,672	39,850
Seagate Technology Holdings PLC	1,466	160,571
Seiko Epson Corp.	1,933	35,758
Super Micro Computer, Inc.(a)	354	147,406
Western Digital Corp.(a)	2,296	156,794

		26,823,243

		118,880,590

Financials – 8.9%
Banks – 3.1%
ABN AMRO Bank NV	3,067	55,426
AIB Group PLC	12,153	69,616
ANZ Group Holdings Ltd.	20,144	423,345
Banco Bilbao Vizcaya Argentaria SA	38,582	416,773
Banco BPM SpA	8,621	58,247
Banco de Sabadell SA	36,419	77,344
Banco Santander SA	103,726	531,478
Bank Hapoalim BM	8,507	85,267
Bank Leumi Le-Israel BM	10,156	99,457
Bank of America Corp.	47,464	1,883,372
Bank of Ireland Group PLC	6,809	76,040
Banque Cantonale Vaudoise (REG)	201	20,760
Barclays PLC	98,828	296,937
BNP Paribas SA	6,813	467,519

Company	Shares	U.S. $ Value

BOC Hong Kong Holdings Ltd.	24,772	$78,484
CaixaBank SA	24,328	145,188
Chiba Bank Ltd. (The)(b)	3,548	28,839
Citigroup, Inc.	13,413	839,654
Citizens Financial Group, Inc.	3,152	129,453
Commerzbank AG	6,741	124,334
Commonwealth Bank of Australia	11,203	1,044,969
Concordia Financial Group Ltd.	7,034	39,264
Credit Agricole SA	7,089	108,411
Danske Bank A/S	4,617	138,873
DBS Group Holdings Ltd.	13,338	394,996
DNB Bank ASA	5,995	122,940
Erste Group Bank AG	2,254	123,516
Fifth Third Bancorp	4,758	203,833
FinecoBank Banca Fineco SpA	4,090	70,192
Hang Seng Bank Ltd.	5,068	63,057
HSBC Holdings PLC	123,969	1,112,128
Huntington Bancshares, Inc./OH	10,212	150,116
ING Groep NV	22,114	401,214
Intesa Sanpaolo SpA	97,915	419,144
Israel Discount Bank Ltd. - Class A	8,281	46,394
Japan Post Bank Co., Ltd.	9,687	90,934
JPMorgan Chase & Co.	20,004	4,218,043
KBC Group NV	1,536	122,201
KeyCorp	6,525	109,294
Lloyds Banking Group PLC	417,738	328,464
M&T Bank Corp.	1,174	209,113
Mediobanca Banca di Credito Finanziario SpA	3,345	57,154
Mitsubishi UFJ Financial Group, Inc.	74,335	763,316
Mizrahi Tefahot Bank Ltd.	1,037	40,529
Mizuho Financial Group, Inc.(b)	16,149	333,813
National Australia Bank Ltd.	20,706	536,085
NatWest Group PLC	44,497	205,992
Nordea Bank Abp (Helsinki)	21,121	249,338
Oversea-Chinese Banking Corp., Ltd.	22,668	265,351
PNC Financial Services Group, Inc. (The)	2,795	516,656
Regions Financial Corp.	6,434	150,105
Resona Holdings, Inc.	13,998	98,085
Shizuoka Financial Group, Inc.	2,912	25,399
Skandinaviska Enskilda Banken AB - Class A	10,623	162,619
Societe Generale SA	4,837	120,534
Standard Chartered PLC	14,520	153,999
Sumitomo Mitsui Financial Group, Inc.	25,134	537,028
Sumitomo Mitsui Trust Holdings, Inc.(b)	4,346	104,021
Svenska Handelsbanken AB - Class A	9,764	100,295
Swedbank AB - Class A	5,683	120,625
Truist Financial Corp.	9,415	402,680
UniCredit SpA	9,862	432,958
United Overseas Bank Ltd.	8,464	211,278
US Bancorp	10,971	501,704
Wells Fargo & Co.	23,931	1,351,862
Westpac Banking Corp.	23,180	506,541

		23,372,596

Capital Markets – 1.8%
3i Group PLC	6,516	288,649
Ameriprise Financial, Inc.	690	324,169
Amundi SA	411	30,721
ASX Ltd.	1,297	57,204

Company	Shares	U.S. $ Value

Bank of New York Mellon Corp. (The)	5,188	$372,810
BlackRock, Inc.	979	929,570
Blackstone, Inc.	5,063	775,297
Cboe Global Markets, Inc.	736	150,784
Charles Schwab Corp. (The)	10,503	680,699
CME Group, Inc.	2,532	558,686
Daiwa Securities Group, Inc.(b)	8,930	63,338
Deutsche Bank AG (REG)	12,685	219,598
Deutsche Boerse AG	1,271	298,391
EQT AB	2,500	85,820
Euronext NV	537	58,290
FactSet Research Systems, Inc.	267	122,780
Franklin Resources, Inc.	2,169	43,705
Futu Holdings Ltd. (ADR)(a)	375	35,869
Goldman Sachs Group, Inc. (The)	2,220	1,099,144
Hargreaves Lansdown PLC	2,381	35,485
Hong Kong Exchanges & Clearing Ltd.	8,063	329,376
Intercontinental Exchange, Inc.	4,037	648,504
Invesco Ltd.	3,164	55,560
Japan Exchange Group, Inc.(b)	6,642	86,322
Julius Baer Group Ltd.	1,379	83,159
KKR & Co., Inc.	4,742	619,210
London Stock Exchange Group PLC	3,200	438,115
Macquarie Group Ltd.	2,429	388,668
MarketAxess Holdings, Inc.	265	67,893
Moody’s Corp.	1,101	522,524
Morgan Stanley	8,759	913,038
MSCI, Inc.	553	322,360
Nasdaq, Inc.	2,909	212,386
Nomura Holdings, Inc.	20,119	105,001
Northern Trust Corp.	1,418	127,663
Partners Group Holding AG	151	227,659
Raymond James Financial, Inc.	1,303	159,565
S&P Global, Inc.	2,251	1,162,912
SBI Holdings, Inc.(b)	1,819	42,096
Schroders PLC	5,396	25,284
Singapore Exchange Ltd.	5,739	50,852
State Street Corp.	2,100	185,787
T. Rowe Price Group, Inc.	1,565	170,475
UBS Group AG (REG)	22,018	681,326

		13,856,744

Consumer Finance – 0.2%
American Express Co.	3,949	1,070,969
Capital One Financial Corp.	2,685	402,025
Discover Financial Services	1,765	247,612
Synchrony Financial	2,779	138,616

		1,859,222

Financial Services – 2.0%
Adyen NV(a)	145	227,015
Berkshire Hathaway, Inc. - Class B(a)	12,879	5,927,689
Corpay, Inc.(a)	488	152,627
Edenred SE	1,670	63,252
Eurazeo SE	305	25,090
EXOR NV	665	71,291
Fidelity National Information Services, Inc.	3,836	321,265
Fiserv, Inc.(a)	4,048	727,223

Company	Shares	U.S. $ Value

Global Payments, Inc.	1,789	$183,229
Groupe Bruxelles Lambert NV	555	43,248
Industrivarden AB - Class A	813	30,067
Industrivarden AB - Class C	1,071	39,438
Investor AB - Class B	11,587	357,067
Jack Henry & Associates, Inc.	513	90,565
L E Lundbergforetagen AB - Class B	508	29,092
M&G PLC	15,138	41,991
Mastercard, Inc. - Class A	5,801	2,864,534
Mitsubishi HC Capital, Inc.(b)	5,401	38,359
Nexi SpA(a) (b)	3,955	26,871
ORIX Corp.	7,726	180,779
PayPal Holdings, Inc.(a)	7,188	560,880
Sofina SA(b)	103	29,108
Visa, Inc. - Class A	11,745	3,229,288
Wise PLC - Class A(a)	4,459	40,094

		15,300,062

Insurance – 1.8%
Admiral Group PLC	1,742	64,933
Aegon Ltd.	9,039	58,059
Aflac, Inc.	3,544	396,219
Ageas SA/NV	1,069	57,041
AIA Group Ltd.	74,595	651,428
Allianz SE (REG)	2,622	862,425
Allstate Corp. (The)	1,856	351,990
American International Group, Inc.	4,528	331,585
Aon PLC - Class A	1,527	528,327
Arch Capital Group Ltd.(a)	2,633	294,580
Arthur J Gallagher & Co.	1,540	433,310
ASR Nederland NV(b)	1,061	52,013
Assurant, Inc.	364	72,385
Aviva PLC	17,921	116,070
AXA SA	12,165	468,314
Baloise Holding AG (REG)	291	59,508
Brown & Brown, Inc.	1,665	172,494
Chubb Ltd.	2,641	761,638
Cincinnati Financial Corp.	1,099	149,596
Dai-ichi Life Holdings, Inc.	6,058	157,189
Erie Indemnity Co. - Class A	175	94,469
Everest Group Ltd.	304	119,116
Generali	6,828	197,621
Gjensidige Forsikring ASA	1,338	25,028
Globe Life, Inc.	632	66,935
Hannover Rueck SE	403	115,040
Hartford Financial Services Group, Inc. (The)	2,060	242,277
Helvetia Holding AG (REG)	248	42,887
Insurance Australia Group Ltd.	15,867	80,637
Japan Post Holdings Co., Ltd.	12,878	123,489
Japan Post Insurance Co., Ltd.	1,282	23,545
Legal & General Group PLC	39,878	120,862
Loews Corp.	1,281	101,263
Marsh & McLennan Cos., Inc.	3,457	771,222
Medibank Pvt Ltd.	18,436	46,513
MetLife, Inc.	4,136	341,137
MS&AD Insurance Group Holdings, Inc.	8,612	202,418
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (REG)	895	493,185

Company	Shares	U.S. $ Value

NN Group NV	1,812	$90,412
Phoenix Group Holdings PLC	4,693	35,152
Poste Italiane SpA	3,060	42,972
Principal Financial Group, Inc.	1,498	128,678
Progressive Corp. (The)	4,118	1,044,984
Prudential Financial, Inc.	2,510	303,961
Prudential PLC	18,363	170,358
QBE Insurance Group Ltd.	10,057	114,836
Sampo Oyj - Class A	3,022	140,947
Sompo Holdings, Inc.	6,299	141,984
Suncorp Group Ltd.	8,517	106,354
Swiss Life Holding AG (REG)	192	160,658
Swiss Re AG	2,019	279,388
T&D Holdings, Inc.	3,277	57,776
Talanx AG	432	36,415
Tokio Marine Holdings, Inc.	12,579	463,843
Travelers Cos., Inc. (The)	1,603	375,294
Tryg A/S	2,269	53,809
W R Berkley Corp.	2,102	119,247
Willis Towers Watson PLC	714	210,294
Zurich Insurance Group AG	979	591,472

		13,915,582

		68,304,206

Health Care – 7.2%
Biotechnology – 1.0%
AbbVie, Inc.	12,419	2,452,504
Amgen, Inc.	3,778	1,217,309
Argenx SE(a)	397	214,654
Biogen, Inc.(a)	1,024	198,492
CSL Ltd.	3,235	639,021
Genmab A/S(a)	420	101,822
Gilead Sciences, Inc.	8,753	733,852
Grifols SA(a) (b)	1,996	22,684
Incyte Corp.(a)	1,124	74,296
Moderna, Inc.(a)	2,378	158,922
Regeneron Pharmaceuticals, Inc.(a)	746	784,225
Swedish Orphan Biovitrum AB(a)	1,304	41,987
Vertex Pharmaceuticals, Inc.(a)	1,815	844,120
Zealand Pharma A/S(a)	427	51,954

		7,535,842

Health Care Equipment & Supplies – 1.4%
Abbott Laboratories	12,233	1,394,684
Alcon, Inc.	3,345	334,768
Align Technology, Inc.(a)	494	125,634
Baxter International, Inc.	3,587	136,198
Becton Dickinson & Co.	2,032	489,915
BioMerieux	277	33,198
Boston Scientific Corp.(a)	10,354	867,665
Carl Zeiss Meditec AG (BR)	269	21,341
Cochlear Ltd.	438	85,235
Coloplast A/S - Class B	844	110,012
Cooper Cos., Inc. (The)(a)	1,400	154,476
Demant A/S(a)	666	25,928

Company	Shares	U.S. $ Value

Dexcom, Inc.(a)	2,817	$188,852
DiaSorin SpA	149	17,422
Edwards Lifesciences Corp.(a)	4,235	279,468
EssilorLuxottica SA	1,989	471,242
Fisher & Paykel Healthcare Corp., Ltd.	3,921	86,914
GE Healthcare, Inc.	2,986	280,236
Getinge AB - Class B	1,531	32,950
Hologic, Inc.(a)	1,633	133,024
Hoya Corp.	2,349	325,345
IDEXX Laboratories, Inc.(a)	579	292,522
Insulet Corp.(a)	493	114,746
Intuitive Surgical, Inc.(a)	2,494	1,225,227
Koninklijke Philips NV(a)	5,348	175,337
Medtronic PLC	9,018	811,891
Olympus Corp.	7,884	149,869
ResMed, Inc.	1,033	252,176
Siemens Healthineers AG	1,887	113,335
Smith & Nephew PLC	5,853	90,844
Solventum Corp.(a)	971	67,698
Sonova Holding AG (REG)	339	122,106
STERIS PLC	693	168,080
Straumann Holding AG (REG)	747	122,191
Stryker Corp.	2,411	870,998
Sysmex Corp.	3,370	66,705
Teleflex, Inc.	331	81,863
Terumo Corp.	8,981	170,141
Zimmer Biomet Holdings, Inc.	1,432	154,584

		10,644,820

Health Care Providers & Services – 1.1%
Amplifon SpA	833	23,974
Cardinal Health, Inc.	1,714	189,431
Cencora, Inc.	1,227	276,173
Centene Corp.(a)	3,698	278,385
Cigna Group (The)	1,965	680,755
CVS Health Corp.	8,845	556,174
DaVita, Inc.(a)	324	53,113
Elevance Health, Inc.	1,630	847,600
Fresenius Medical Care AG	1,374	58,383
Fresenius SE & Co. KGaA(a)	2,827	107,852
HCA Healthcare, Inc.	1,306	530,798
Henry Schein, Inc.(a)	891	64,954
Humana, Inc.	847	268,279
Labcorp Holdings, Inc.	590	131,853
McKesson Corp.	912	450,911
Molina Healthcare, Inc.(a)	412	141,959
Quest Diagnostics, Inc.	783	121,561
Ramsay Health Care Ltd.(b)	1,230	35,306
Sonic Healthcare Ltd.	3,055	57,460
UnitedHealth Group, Inc.	6,492	3,795,743
Universal Health Services, Inc. - Class B	418	95,726

		8,766,390

Company	Shares	U.S. $ Value

Health Care Technology – 0.0%
M3, Inc.	2,954	$29,581
Pro Medicus Ltd.	384	47,265

		76,846

Life Sciences Tools & Services – 0.6%
Agilent Technologies, Inc.	2,051	304,533
Bachem Holding AG	225	18,968
Bio-Techne Corp.	1,108	88,562
Charles River Laboratories International, Inc.(a)	363	71,500
Danaher Corp.	4,519	1,256,372
Eurofins Scientific SE	904	57,315
IQVIA Holdings, Inc.(a)	1,218	288,629
Lonza Group AG (REG)	483	306,504
Mettler-Toledo International, Inc.(a)	149	223,455
QIAGEN NV(a)	1,485	67,128
Revvity, Inc.	867	110,759
Sartorius AG (Preference Shares)	175	49,206
Sartorius Stedim Biotech	195	40,829
Thermo Fisher Scientific, Inc.	2,686	1,661,479
Waters Corp.(a)	417	150,074
West Pharmaceutical Services, Inc.	510	153,082

		4,848,395

Pharmaceuticals – 3.1%
Astellas Pharma, Inc.(b)	12,114	140,006
AstraZeneca PLC	10,378	1,616,751
Bayer AG (REG)	6,576	222,477
Bristol-Myers Squibb Co.	14,254	737,502
Catalent, Inc.(a)	1,272	77,045
Chugai Pharmaceutical Co., Ltd.	4,496	217,926
Daiichi Sankyo Co., Ltd.	12,382	409,006
Eisai Co., Ltd.	1,687	62,883
Eli Lilly & Co.	5,546	4,913,423
Galderma Group AG(a)	318	29,532
GSK PLC	27,749	564,998
Hikma Pharmaceuticals PLC	1,114	28,507
Ipsen SA	252	31,041
Johnson & Johnson	16,925	2,742,866
Kyowa Kirin Co., Ltd.	1,626	28,694
Merck & Co., Inc.	17,822	2,023,866
Merck KGaA	865	152,699
Novartis AG (REG)	13,194	1,519,187
Novo Nordisk A/S - Class B	21,560	2,557,264
Ono Pharmaceutical Co., Ltd.(b)	2,503	33,599
Orion Oyj - Class B(b)	722	39,561
Otsuka Holdings Co., Ltd.	2,800	159,037
Pfizer, Inc.	39,841	1,152,999
Recordati Industria Chimica e Farmaceutica SpA	699	39,554
Roche Holding AG (BR)	214	73,265
Roche Holding AG (Genusschein)	4,703	1,505,041
Sandoz Group AG	2,741	114,225
Sanofi SA	7,629	878,397
Shionogi & Co., Ltd.	5,061	72,545
Takeda Pharmaceutical Co., Ltd.	10,650	306,865
Teva Pharmaceutical Industries Ltd. (Sponsored ADR)(a)	7,500	135,150
UCB SA	846	152,717
Viatris, Inc.	8,391	97,420
Zoetis, Inc.	3,185	622,285

		23,458,333

		55,330,626

Company	Shares	U.S. $ Value

Industrials – 6.5%
Aerospace & Defense – 1.2%
Airbus SE	3,977	$582,059
Axon Enterprise, Inc.(a)	505	201,798
BAE Systems PLC	20,285	336,773
Boeing Co. (The)(a)	4,116	625,797
Dassault Aviation SA	132	27,256
Elbit Systems Ltd.	178	35,421
General Dynamics Corp.	1,813	547,889
General Electric Co.	7,624	1,437,734
Howmet Aerospace, Inc.	2,870	287,717
Huntington Ingalls Industries, Inc.	276	72,969
Kongsberg Gruppen ASA	588	57,435
L3Harris Technologies, Inc.	1,334	317,319
Leonardo SpA	2,709	60,631
Lockheed Martin Corp.	1,491	871,579
Melrose Industries PLC	8,808	53,831
MTU Aero Engines AG	360	112,510
Northrop Grumman Corp.	967	510,644
Rheinmetall AG	291	158,195
Rolls-Royce Holdings PLC(a)	56,936	402,964
RTX Corp.	9,353	1,133,209
Saab AB - Class B	2,144	45,690
Safran SA	2,288	538,419
Singapore Technologies Engineering Ltd.	10,451	37,746
Textron, Inc.	1,317	116,660
Thales SA	633	100,603
TransDigm Group, Inc.	395	563,716

		9,236,564

Air Freight & Logistics – 0.2%
CH Robinson Worldwide, Inc.	825	91,055
Deutsche Post AG	6,828	304,574
DSV A/S	1,146	235,858
Expeditors International of Washington, Inc.	992	130,349
FedEx Corp.	1,585	433,783
InPost SA(a)	1,338	25,262
SG Holdings Co., Ltd.	2,143	22,984
United Parcel Service, Inc. - Class B	5,150	702,151

		1,946,016

Building Products – 0.4%
A O Smith Corp.	843	75,727
AGC, Inc.	1,310	42,510
Allegion PLC	615	89,630
Assa Abloy AB - Class B	6,709	226,026
Builders FirstSource, Inc.(a)	819	158,771
Carrier Global Corp.	5,903	475,132
Cie de Saint-Gobain SA	3,036	276,891
Daikin Industries Ltd.	1,766	247,878
Geberit AG (REG)	223	145,576
Johnson Controls International PLC	4,697	364,534
Kingspan Group PLC	1,034	96,978

Company	Shares	U.S. $ Value

Masco Corp.	1,534	$128,764
Nibe Industrier AB - Class B(b)	10,145	55,601
Otis Worldwide Corp.	2,816	292,695
ROCKWOOL A/S - Class B	62	29,106
TOTO Ltd.(b)	947	35,226
Trane Technologies PLC	1,587	616,914

		3,357,959

Commercial Services & Supplies – 0.3%
Brambles Ltd.	9,323	122,372
Cintas Corp.	2,409	495,965
Copart, Inc.(a)	6,157	322,627
Dai Nippon Printing Co., Ltd.	2,598	46,388
Rentokil Initial PLC	16,900	82,639
Republic Services, Inc.	1,435	288,205
Rollins, Inc.	1,975	99,895
Secom Co., Ltd.	2,810	103,939
Securitas AB - Class B	3,292	41,791
TOPPAN Holdings, Inc.	1,600	47,620
Veralto Corp.	1,737	194,301
Waste Management, Inc.	2,568	533,117

		2,378,859

Construction & Engineering – 0.2%
ACS Actividades de Construccion y Servicios SA	1,229	56,727
Bouygues SA	1,269	42,475
Eiffage SA	492	47,510
Ferrovial SE	3,493	150,119
Kajima Corp.(b)	2,654	49,744
Obayashi Corp.	4,347	55,397
Quanta Services, Inc.	1,036	308,883
Skanska AB - Class B	2,277	47,465
Taisei Corp.	1,113	48,875
Vinci SA	3,348	391,369

		1,198,564

Electrical Equipment – 0.7%
ABB Ltd. (REG)	10,587	614,211
AMETEK, Inc.	1,628	279,544
Eaton Corp. PLC	2,799	927,701
Emerson Electric Co.	4,027	440,433
Fuji Electric Co., Ltd.(b)	899	54,473
GE Vernova, Inc.(a)	1,932	492,621
Generac Holdings, Inc.(a)	423	67,206
Hubbell, Inc.	377	161,488
Legrand SA	1,755	202,186
Mitsubishi Electric Corp.	12,732	206,525
NIDEC Corp.	5,588	117,645
Prysmian SpA	1,809	131,620
Rockwell Automation, Inc.	798	214,231
Schneider Electric SE	3,660	964,804
Siemens Energy AG(a)	4,280	158,017
Vestas Wind Systems A/S(a)	6,760	148,745

		5,181,450

Company	Shares	U.S. $ Value

Ground Transportation – 0.5%
Central Japan Railway Co.	5,171	$119,399
CSX Corp.	13,631	470,679
East Japan Railway Co.	6,075	120,564
Grab Holdings Ltd. - Class A(a)	14,138	53,724
Hankyu Hanshin Holdings, Inc.(b)	1,532	47,326
JB Hunt Transport Services, Inc.	566	97,539
Keisei Electric Railway Co., Ltd.(b)	865	25,788
MTR Corp., Ltd.	10,418	38,944
Norfolk Southern Corp.	1,590	395,115
Old Dominion Freight Line, Inc.	1,326	263,397
Tokyu Corp.(b)	3,346	43,330
Uber Technologies, Inc.(a)	14,771	1,110,188
Union Pacific Corp.	4,283	1,055,674
West Japan Railway Co.(b)	2,940	55,835

		3,897,502

Industrial Conglomerates – 0.5%
3M Co.	3,862	527,936
CK Hutchison Holdings Ltd.	17,948	101,760
DCC PLC	661	45,126
Hikari Tsushin, Inc.	118	26,281
Hitachi Ltd.	31,039	823,071
Honeywell International, Inc.	4,578	946,318
Investment AB Latour - Class B	991	30,962
Jardine Matheson Holdings Ltd.	1,070	41,794
Keppel Ltd.	9,750	50,083
Lifco AB - Class B	1,560	51,377
Siemens AG (REG)	5,087	1,029,140
Smiths Group PLC	2,311	51,935
Swire Pacific Ltd. - Class A	2,777	23,680

		3,749,463

Machinery – 1.2%
Alfa Laval AB	1,936	93,075
Alstom SA(a)	2,317	48,140
Atlas Copco AB - Class A	17,981	348,479
Atlas Copco AB - Class B	10,449	179,282
Caterpillar, Inc.	3,409	1,333,328
Cummins, Inc.	964	312,134
Daifuku Co., Ltd.(b)	2,161	41,832
Daimler Truck Holding AG	3,305	124,094
Deere & Co.	1,802	752,029
Dover Corp.	966	185,221
Epiroc AB - Class A	4,411	95,540
Epiroc AB - Class B	2,610	49,493
FANUC Corp.	6,330	185,915
Fortive Corp.	2,463	194,405
GEA Group AG	1,038	50,910
Hitachi Construction Machinery Co., Ltd.(b)	720	17,647
Hoshizaki Corp.	727	25,318
Husqvarna AB - Class B(b)	2,347	16,440
IDEX Corp.	532	114,114
Illinois Tool Works, Inc.	1,900	497,933
Indutrade AB	1,829	56,918
Ingersoll Rand, Inc.	2,837	278,480
Knorr-Bremse AG	485	43,216

Company	Shares	U.S. $ Value

Komatsu Ltd.	6,193	$173,371
Kone Oyj - Class B	2,275	136,094
Kubota Corp.	6,695	95,594
Makita Corp.	1,593	53,814
Metso Oyj(b)	4,162	44,502
MINEBEA MITSUMI, Inc.	2,430	48,032
Mitsubishi Heavy Industries Ltd.	21,455	320,623
Nordson Corp.	383	100,587
PACCAR, Inc.	3,686	363,735
Parker-Hannifin Corp.	904	571,165
Pentair PLC	1,164	113,828
Rational AG	34	34,712
Sandvik AB	7,137	159,706
Schindler Holding AG	272	79,833
Schindler Holding AG (REG)	157	44,652
SKF AB - Class B	2,281	45,435
SMC Corp.	383	171,285
Snap-on, Inc.	370	107,193
Spirax Group PLC	492	49,596
Stanley Black & Decker, Inc.	1,082	119,161
Techtronic Industries Co., Ltd.	9,200	137,342
Toyota Industries Corp.(b)	981	76,069
Trelleborg AB - Class B	1,426	54,888
VAT Group AG(c)	180	92,052
Volvo AB - Class A	1,340	35,781
Volvo AB - Class B	10,633	281,266
Wartsila OYJ Abp	3,367	75,342
Westinghouse Air Brake Technologies Corp.	1,232	223,941
Xylem, Inc./NY	1,708	230,631

		9,084,173

Marine Transportation – 0.1%
AP Moller - Maersk A/S - Class A	19	30,793
AP Moller - Maersk A/S - Class B	30	50,483
Kawasaki Kisen Kaisha Ltd.(b)	2,631	41,016
Kuehne + Nagel International AG (REG)	323	88,250
Mitsui OSK Lines Ltd.(b)	2,304	79,766
Nippon Yusen KK(b)	3,086	113,354
SITC International Holdings Co., Ltd.	8,980	24,087

		427,749

Passenger Airlines – 0.1%
ANA Holdings, Inc.	1,069	22,891
Delta Air Lines, Inc.	4,509	229,012
Deutsche Lufthansa AG (REG)	4,005	29,334
Japan Airlines Co., Ltd.	965	16,877
Qantas Airways Ltd.(a)	5,345	27,284
Singapore Airlines Ltd.(b)	9,966	52,610
Southwest Airlines Co.	4,213	124,831
United Airlines Holdings, Inc.(a)	2,312	131,923

		634,762

Professional Services – 0.6%
Adecco Group AG (REG)	1,127	38,436
Amentum Holdings, Inc.(a)	880	28,380
Automatic Data Processing, Inc.	2,867	793,385
Broadridge Financial Solutions, Inc.	821	176,540

Company	Shares	U.S. $ Value

Bureau Veritas SA	2,126	$70,533
Computershare Ltd.	3,561	62,078
Dayforce, Inc.(a) (b)	1,112	68,110
Equifax, Inc.	870	255,658
Experian PLC	6,151	323,971
Intertek Group PLC	1,080	74,668
Jacobs Solutions, Inc.	880	115,192
Leidos Holdings, Inc.	947	154,361
Paychex, Inc.	2,253	302,330
Paycom Software, Inc.	342	56,967
Randstad NV(b)	726	36,072
Recruit Holdings Co., Ltd.	9,940	603,879
RELX PLC (London)	12,499	590,157
SGS SA (REG)	1,030	115,011
Teleperformance SE	364	37,656
Verisk Analytics, Inc.	1,001	268,228
Wolters Kluwer NV	1,663	280,501

		4,452,113

Trading Companies & Distributors – 0.4%
AddTech AB	1,739	52,134
AerCap Holdings NV	1,298	122,946
Ashtead Group PLC	2,927	226,786
Beijer Ref AB	2,415	39,760
Brenntag SE	869	64,864
Bunzl PLC	2,264	107,221
Fastenal Co.	4,026	287,537
ITOCHU Corp.	7,957	428,843
Marubeni Corp.	9,538	157,585
Mitsubishi Corp.	22,381	465,074
Mitsui & Co., Ltd.	17,226	385,243
MonotaRO Co., Ltd.(b)	1,678	27,981
Reece Ltd.	1,513	29,671
Rexel SA	1,514	43,886
Seven Group Holdings Ltd.	1,362	40,223
Sumitomo Corp.	6,959	156,272
Toyota Tsusho Corp.	4,266	77,998
United Rentals, Inc.	468	378,954
WW Grainger, Inc.	312	324,109

		3,417,087

Transportation Infrastructure – 0.1%
Aena SME SA	502	110,277
Aeroports de Paris SA	231	29,667
Auckland International Airport Ltd.	8,918	42,322
Getlink SE	2,025	36,119
Transurban Group	20,700	187,026

		405,411

		49,367,672

Consumer Discretionary – 6.2%
Automobile Components – 0.1%
Aisin Corp.(b)	3,549	39,435
Aptiv PLC(a)	1,869	134,587
BorgWarner, Inc.	1,601	58,100
Bridgestone Corp.	3,822	147,597
Cie Generale des Etablissements Michelin SCA	4,546	184,628

Company	Shares	U.S. $ Value

Continental AG	736	$47,696
Denso Corp.	12,659	190,282
Sumitomo Electric Industries Ltd.	4,783	77,665

		879,990

Automobiles – 1.2%
Bayerische Motoren Werke AG	2,134	188,723
Bayerische Motoren Werke AG (Preference Shares)	394	32,697
Dr. Ing. h.c. F. Porsche AG (Preference Shares)(c)	762	60,895
Ferrari NV	843	395,030
Ford Motor Co.	27,451	289,883
General Motors Co.	7,902	354,326
Honda Motor Co., Ltd.	30,044	320,760
Isuzu Motors Ltd.	4,021	54,827
Mazda Motor Corp.(b)	3,806	29,080
Mercedes-Benz Group AG	5,013	324,838
Nissan Motor Co., Ltd.(b)	15,703	44,607
Porsche Automobil Holding SE (Preference Shares)	1,025	46,963
Renault SA	1,286	55,906
Stellantis NV (Milan)	14,166	196,171
Subaru Corp.	4,037	71,419
Suzuki Motor Corp.	10,521	118,465
Tesla, Inc.(a)	19,508	5,103,878
Toyota Motor Corp.	68,730	1,235,354
Volkswagen AG (Preference Shares)	1,380	146,573
Volvo Car AB - Class B(a) (b)	4,986	13,726
Yamaha Motor Co., Ltd.(b)	5,626	50,668

		9,134,789

Broadline Retail – 1.8%
Amazon.com, Inc.(a)	65,675	12,237,223
Cie Financiere Richemont SA (REG)	3,598	571,378
eBay, Inc.	3,438	223,848
Global-e Online Ltd.(a)	670	25,755
Next PLC	802	105,059
Pan Pacific International Holdings Corp.	2,550	66,259
Prosus NV	9,489	414,690
Rakuten Group, Inc.(a) (b)	10,068	64,963
Wesfarmers Ltd.	7,596	368,868

		14,078,043

Distributors – 0.1%
D’ieteren Group	143	30,281
Genuine Parts Co.	980	136,886
LKQ Corp.	1,851	73,892
Pool Corp.	269	101,359

		342,418

Diversified Consumer Services – 0.0%
Pearson PLC	4,027	54,745

Hotels, Restaurants & Leisure – 1.1%
Accor SA	1,304	56,685
Airbnb, Inc. - Class A(a)	3,094	392,350

Company	Shares	U.S. $ Value

Amadeus IT Group SA	3,015	$218,354
Aristocrat Leisure Ltd.	3,802	153,504
Booking Holdings, Inc.	236	994,060
Caesars Entertainment, Inc.(a)	1,530	63,862
Carnival Corp.(a)	7,103	131,263
Chipotle Mexican Grill, Inc.(a)	9,629	554,823
Compass Group PLC	11,385	365,000
Darden Restaurants, Inc.	833	136,720
Delivery Hero SE(a)	1,237	50,061
Domino’s Pizza, Inc.	246	105,814
Entain PLC	4,277	43,699
Evolution AB	1,205	118,515
Expedia Group, Inc.(a)	876	129,666
Galaxy Entertainment Group Ltd.	14,639	72,290
Genting Singapore Ltd.	40,481	27,440
Hilton Worldwide Holdings, Inc.	1,733	399,457
InterContinental Hotels Group PLC	1,079	117,503
La Francaise des Jeux SAEM	682	28,064
Las Vegas Sands Corp.	2,485	125,095
Lottery Corp., Ltd. (The)	14,900	52,526
Marriott International, Inc./MD - Class A	1,643	408,450
McDonald’s Corp.	5,043	1,535,644
McDonald’s Holdings Co. Japan Ltd.(b)	578	27,540
MGM Resorts International(a)	1,623	63,443
Norwegian Cruise Line Holdings Ltd.(a) (b)	3,091	63,396
Oriental Land Co., Ltd./Japan	7,304	188,935
Royal Caribbean Cruises Ltd.	1,669	296,014
Sands China Ltd.(a)	16,254	40,932
Sodexo SA	592	48,534
Starbucks Corp.	7,967	776,703
Whitbread PLC	1,205	50,584
Wynn Resorts Ltd.	657	62,993
Yum! Brands, Inc.	1,977	276,207
Zensho Holdings Co., Ltd.(b)	645	35,737

		8,211,863

Household Durables – 0.4%
Barratt Developments PLC	9,227	59,197
Berkeley Group Holdings PLC	662	41,872
DR Horton, Inc.	2,063	393,558
Garmin Ltd.	1,081	190,288
Lennar Corp. - Class A	1,699	318,529
Mohawk Industries, Inc.(a)	368	59,130
NVR, Inc.(a)	22	215,860
Panasonic Holdings Corp.	15,609	137,121
Persimmon PLC	2,141	47,115
PulteGroup, Inc.	1,459	209,410
SEB SA	166	18,948
Sekisui Chemical Co., Ltd.	2,529	39,543
Sekisui House Ltd.	3,994	110,896
Sony Group Corp.	41,790	811,879
Taylor Wimpey PLC	23,697	52,126

		2,705,472

Leisure Products – 0.0%
Bandai Namco Holdings, Inc.	3,976	90,725
Hasbro, Inc.	921	66,607
Shimano, Inc.	511	97,278

		254,610

Company	Shares	U.S. $ Value

Specialty Retail – 1.0%
AutoZone, Inc.(a)	120	$378,005
Avolta AG	613	25,945
Best Buy Co., Inc.	1,380	142,554
CarMax, Inc.(a)	1,097	84,886
Fast Retailing Co., Ltd.(b)	1,278	424,037
H & M Hennes & Mauritz AB - Class B(b)	3,792	64,584
Home Depot, Inc. (The)	6,972	2,825,054
Industria de Diseno Textil SA	7,302	432,471
JD Sports Fashion PLC	17,349	35,773
Kingfisher PLC	12,312	53,135
Lowe’s Cos., Inc.	4,006	1,085,025
Nitori Holdings Co., Ltd.	536	79,801
O’Reilly Automotive, Inc.(a)	408	469,853
Ross Stores, Inc.	2,345	352,946
TJX Cos., Inc. (The)	7,946	933,973
Tractor Supply Co.	758	220,525
Ulta Beauty, Inc.(a)	335	130,355
Zalando SE(a)	1,501	49,611
ZOZO, Inc.(b)	905	32,878

		7,821,411

Textiles, Apparel & Luxury Goods – 0.5%
adidas AG	1,084	287,245
Asics Corp.	4,575	96,112
Deckers Outdoor Corp.(a)	1,072	170,931
Hermes International SCA	212	522,019
Kering SA	498	143,350
Lululemon Athletica, Inc.(a)	809	219,522
LVMH Moet Hennessy Louis Vuitton SE	1,841	1,411,818
Moncler SpA	1,471	93,521
NIKE, Inc. - Class B	8,447	746,715
Pandora A/S	548	90,320
Puma SE	706	29,522
Ralph Lauren Corp.	282	54,671
Swatch Group AG (The) (BR)	193	41,384
Swatch Group AG (The) (REG)	352	15,086
Tapestry, Inc.	1,619	76,061

		3,998,277

		47,481,618

Communication Services – 4.6%
Diversified Telecommunication Services – 0.8%
AT&T, Inc.	50,412	1,109,064
BT Group PLC(b)	43,312	85,847
Cellnex Telecom SA(a)	3,547	143,805
Charter Communications, Inc. - Class A(a)	682	221,023
Comcast Corp. - Class A	27,160	1,134,473
Deutsche Telekom AG (REG)	23,367	686,271
Elisa Oyj	952	50,470
HKT Trust & HKT Ltd. - Class SS	25,371	32,428
Infrastrutture Wireless Italiane SpA	2,249	27,661

Company	Shares	U.S. $ Value

Koninklijke KPN NV	26,425	$107,927
Nippon Telegraph & Telephone Corp.	200,042	205,080
Orange SA	12,465	142,760
Singapore Telecommunications Ltd.	49,750	125,092
Spark New Zealand Ltd.	12,144	23,377
Swisscom AG (REG)	173	113,057
Telecom Italia SpA/Milano(a) (b)	66,705	18,546
Telefonica SA(b)	26,571	129,987
Telenor ASA	4,122	52,731
Telia Co. AB	15,794	51,072
Telstra Group Ltd.	27,072	72,459
Verizon Communications, Inc.	29,596	1,329,156
Washington H Soul Pattinson & Co., Ltd.(b)	1,570	37,606

		5,899,892

Entertainment – 0.7%
Bollore SE	4,773	31,860
Capcom Co., Ltd.	2,319	54,089
CTS Eventim AG & Co. KGaA	417	43,420
Electronic Arts, Inc.	1,690	242,414
Konami Group Corp.	672	68,529
Live Nation Entertainment, Inc.(a)	1,101	120,548
Netflix, Inc.(a)	3,017	2,139,868
Nexon Co., Ltd.	2,252	44,752
Nintendo Co., Ltd.	6,955	371,754
Sea Ltd. (ADR)(a)	2,478	233,626
Take-Two Interactive Software, Inc.(a)	1,146	176,152
Toho Co., Ltd./Tokyo	749	30,379
Universal Music Group NV(b)	5,510	144,148
Walt Disney Co. (The)	12,751	1,226,519
Warner Bros Discovery, Inc.(a)	15,688	129,426

		5,057,484

Interactive Media & Services – 2.8%
Alphabet, Inc. - Class A	41,193	6,831,859
Alphabet, Inc. - Class C	33,770	5,646,006
Auto Trader Group PLC	5,989	69,623
CAR Group Ltd.	2,398	62,028
LY Corp.	17,894	52,157
Match Group, Inc.(a)	1,813	68,604
Meta Platforms, Inc. - Class A	15,360	8,792,679
REA Group Ltd.	353	48,849
Scout24 SE	502	43,221
SEEK Ltd.(b)	2,388	40,878

		21,655,904

Media – 0.1%
Dentsu Group, Inc.(b)	1,356	41,794
Fox Corp. - Class A	1,579	66,839
Fox Corp. - Class B	928	36,006
Informa PLC	8,925	98,153
Interpublic Group of Cos., Inc. (The)	2,641	83,535
News Corp. - Class A	2,660	70,836
News Corp. - Class B	789	22,053
Omnicom Group, Inc.	1,385	143,195
Paramount Global - Class B	4,181	44,402

Company	Shares	U.S. $ Value

Publicis Groupe SA	1,532	$167,656
Vivendi SE	4,826	55,828
WPP PLC	7,220	73,958

		904,255

Wireless Telecommunication Services – 0.2%
KDDI Corp.	10,271	329,057
SoftBank Corp.(b)	191,170	249,590
SoftBank Group Corp.	6,888	408,570
T-Mobile US, Inc.	3,445	710,910
Tele2 AB - Class B	3,590	40,616
Vodafone Group PLC	151,296	151,629

		1,890,372

		35,407,907

Consumer Staples – 4.0%
Beverages – 0.9%
Anheuser-Busch InBev SA/NV	6,015	398,597
Asahi Group Holdings Ltd.	9,672	126,770
Brown-Forman Corp. - Class B	1,289	63,419
Carlsberg AS - Class B	639	76,090
Coca-Cola Co. (The)	27,272	1,959,766
Coca-Cola Europacific Partners PLC	1,382	108,833
Coca-Cola HBC AG - Class DI	1,461	52,088
Constellation Brands, Inc. - Class A	1,102	283,974
Davide Campari-Milano NV(b)	4,121	34,932
Diageo PLC	14,882	519,827
Heineken Holding NV	867	65,502
Heineken NV	1,928	171,149
Keurig Dr Pepper, Inc.	7,437	278,739
Kirin Holdings Co., Ltd.	5,200	79,247
Molson Coors Beverage Co. - Class B	1,235	71,037
Monster Beverage Corp.(a)	4,959	258,711
PepsiCo, Inc.	9,657	1,642,173
Pernod Ricard SA	1,356	205,152
Suntory Beverage & Food Ltd.	930	35,018
Treasury Wine Estates Ltd.	5,432	44,844

		6,475,868

Consumer Staples Distribution & Retail – 1.0%
Aeon Co., Ltd.	4,377	118,881
Carrefour SA	3,630	61,897
Coles Group Ltd.	8,966	111,775
Costco Wholesale Corp.	3,117	2,763,283
Dollar General Corp.	1,546	130,745
Dollar Tree, Inc.(a)	1,421	99,925
Endeavour Group Ltd./Australia	10,191	35,242
J Sainsbury PLC	11,073	43,820
Jeronimo Martins SGPS SA	1,895	37,210
Kesko Oyj - Class B(b)	1,828	38,999
Kobe Bussan Co., Ltd.	1,007	31,406
Koninklijke Ahold Delhaize NV	6,271	216,607
Kroger Co. (The)	4,669	267,534
MatsukiyoCocokara & Co.(b)	2,297	37,844
Seven & i Holdings Co., Ltd.	14,820	223,154
Sysco Corp.	3,457	269,853
Target Corp.	3,253	507,013

Company	Shares	U.S. $ Value

Tesco PLC	46,365	$222,613
Walgreens Boots Alliance, Inc.	5,038	45,140
Walmart, Inc.	30,538	2,465,943
Woolworths Group Ltd.	8,177	187,901

		7,916,785

Food Products – 0.7%
Ajinomoto Co., Inc.(b)	3,107	120,247
Archer-Daniels-Midland Co.	3,362	200,846
Associated British Foods PLC	2,247	70,225
Barry Callebaut AG (REG)	23	42,583
Bunge Global SA	996	96,253
Campbell Soup Co.	1,385	67,754
Chocoladefabriken Lindt & Spruengli AG (REG)	1	127,370
Chocoladefabriken Lindt & Spruengli AG - Class PC	7	90,299
Conagra Brands, Inc.	3,368	109,527
Danone SA	4,321	314,739
General Mills, Inc.	3,913	288,975
Hershey Co. (The)	1,038	199,068
Hormel Foods Corp.	2,043	64,763
J M Smucker Co. (The)	748	90,583
JDE Peet’s NV	815	17,019
Kellanova	1,886	152,219
Kerry Group PLC - Class A	1,034	107,152
Kikkoman Corp.	4,542	51,672
Kraft Heinz Co. (The)	6,206	217,893
Lamb Weston Holdings, Inc.	1,010	65,387
Lotus Bakeries NV	3	40,257
McCormick & Co., Inc./MD (Non-Voting)	1,772	145,836
MEIJI Holdings Co., Ltd.	1,571	39,295
Mondelez International, Inc. - Class A	9,392	691,909
Mowi ASA	3,115	55,956
Nestle SA (REG)	17,539	1,762,537
Nissin Foods Holdings Co., Ltd.(b)	1,342	37,501
Orkla ASA	4,692	44,252
Salmar ASA	441	23,130
Tyson Foods, Inc. - Class A	2,010	119,716
WH Group Ltd.	55,829	43,971
Wilmar International Ltd.	12,860	33,354
Yakult Honsha Co., Ltd.(b)	1,717	39,764

		5,572,052

Household Products – 0.6%
Church & Dwight Co., Inc.	1,721	180,223
Clorox Co. (The)	871	141,895
Colgate-Palmolive Co.	5,745	596,388
Essity AB - Class B	4,078	127,249
Henkel AG & Co. KGaA	695	59,083
Henkel AG & Co. KGaA (Preference Shares)	1,133	106,502
Kimberly-Clark Corp.	2,368	336,919
Procter & Gamble Co. (The)	16,551	2,866,633
Reckitt Benckiser Group PLC	4,672	285,852
Unicharm Corp.	2,701	97,306

		4,798,050

Personal Care Products – 0.4%
Beiersdorf AG	664	99,945

Company	Shares	U.S. $ Value

Estee Lauder Cos., Inc. (The) - Class A	1,638	$163,292
Haleon PLC	48,908	255,911
Kao Corp.	3,118	154,112
Kenvue, Inc.	13,465	311,445
L’Oreal SA	1,610	722,144
Shiseido Co., Ltd.	2,677	72,806
Unilever PLC (London)	16,701	1,082,781

		2,862,436

Tobacco – 0.4%
Altria Group, Inc.	11,996	612,276
British American Tobacco PLC	13,370	487,445
Imperial Brands PLC	5,436	158,128
Japan Tobacco, Inc.	8,033	234,232
Philip Morris International, Inc.	10,931	1,327,023

		2,819,104

		30,444,295

Materials – 2.1%
Chemicals – 1.2%
Air Liquide SA	3,870	747,336
Air Products and Chemicals, Inc.	1,563	465,368
Akzo Nobel NV	1,142	80,672
Albemarle Corp.	826	78,231
Arkema SA	376	35,814
Asahi Kasei Corp.	8,398	63,669
BASF SE	5,974	316,639
Celanese Corp.	768	104,417
CF Industries Holdings, Inc.	1,268	108,794
Clariant AG (REG)	1,444	21,885
Corteva, Inc.	4,867	286,131
Covestro AG(a)	1,265	78,836
Croda International PLC	888	50,174
Dow, Inc.	4,928	269,217
DSM-Firmenich AG	1,244	171,681
DuPont de Nemours, Inc.	2,935	261,538
Eastman Chemical Co.	822	92,023
Ecolab, Inc.	1,780	454,487
EMS-Chemie Holding AG (REG)	46	38,651
Evonik Industries AG	1,715	40,147
FMC Corp.	878	57,895
Givaudan SA (REG)	61	334,679
ICL Group Ltd.	5,181	22,052
IMCD NV	381	66,185
International Flavors & Fragrances, Inc.	1,804	189,294
Linde PLC	3,380	1,611,787
LyondellBasell Industries NV - Class A	1,829	175,401
Mitsubishi Chemical Group Corp.	9,075	58,374
Mitsui Chemicals, Inc.(b)	1,142	30,505
Mosaic Co. (The)	2,240	59,987
Nippon Paint Holdings Co., Ltd.(b)	6,347	48,338
Nippon Sanso Holdings Corp.(b)	1,159	42,539
Nitto Denko Corp.	4,730	79,598
Novonesis (Novozymes) B	2,358	169,765
OCI NV	707	20,156
Orica Ltd.	3,260	41,643
PPG Industries, Inc.	1,640	217,234
Sherwin-Williams Co. (The)	1,632	622,885

Company	Shares	U.S. $ Value

Shin-Etsu Chemical Co., Ltd.	12,060	$503,992
Sika AG (REG)	1,020	338,095
Syensqo SA(d) (e)	496	43,954
Symrise AG	888	122,890
Toray Industries, Inc.	9,283	54,824
Yara International ASA	1,108	35,005
		8,712,787

Construction Materials – 0.1%
Heidelberg Materials AG	914	99,571
Holcim AG	3,489	341,688
James Hardie Industries PLC (CDI)(a)	2,888	114,762
Martin Marietta Materials, Inc.	430	231,447
Vulcan Materials Co.	928	232,399

		1,019,867

Containers & Packaging – 0.1%
Amcor PLC	10,162	115,135
Avery Dennison Corp.	566	124,950
Ball Corp.	2,134	144,920
International Paper Co.	2,442	119,292
Packaging Corp. of America	627	135,056
SIG Group AG	2,047	45,638
Smurfit WestRock PLC	3,469	171,438

		856,429

Metals & Mining – 0.6%
Anglo American PLC	8,506	276,493
Antofagasta PLC	2,639	71,134
ArcelorMittal SA	3,140	82,220
BHP Group Ltd.(b)	33,951	1,054,048
BlueScope Steel Ltd.	2,946	44,970
Boliden AB	1,831	62,142
Endeavour Mining PLC	1,229	29,085
Fortescue Ltd.(b)	11,336	159,890
Freeport-McMoRan, Inc.	10,102	504,292
Glencore PLC(a)	69,426	397,578
JFE Holdings, Inc.(b)	3,852	51,787
Mineral Resources Ltd.(b)	1,184	42,214
Newmont Corp. (New York)	8,067	431,181
Nippon Steel Corp.(b)	5,796	129,901
Norsk Hydro ASA	9,414	60,814
Northern Star Resources Ltd.	7,693	84,271
Nucor Corp.	1,669	250,917
Pilbara Minerals Ltd.(a) (b)	19,143	43,058
Rio Tinto Ltd.(b)	2,485	219,787
Rio Tinto PLC	7,546	535,672
South32 Ltd.	30,321	77,771
Steel Dynamics, Inc.	1,009	127,215
Sumitomo Metal Mining Co., Ltd.(b)	1,654	49,637
voestalpine AG	717	18,631

		4,804,708

Company	Shares	U.S. $ Value

Paper & Forest Products – 0.1%
Holmen AB - Class B	510	$22,081
Mondi PLC	2,955	56,368
Stora Enso Oyj - Class R(b)	3,896	49,846
Svenska Cellulosa AB SCA - Class B	4,056	59,133
UPM-Kymmene Oyj(b)	3,573	119,604

		307,032

		15,700,823

Energy – 2.0%
Energy Equipment & Services – 0.1%
Baker Hughes Co.	6,985	252,508
Halliburton Co.	6,207	180,313
Schlumberger NV	9,984	418,829
Tenaris SA	3,161	50,171

		901,821

Oil, Gas & Consumable Fuels – 1.9%
Aker BP ASA	2,115	45,267
Ampol Ltd.	1,595	33,645
APA Corp.	2,601	63,621
BP PLC	110,657	577,136
Chevron Corp.	11,959	1,761,202
ConocoPhillips	8,164	859,506
Coterra Energy, Inc.	5,198	124,492
Devon Energy Corp.	4,403	172,245
Diamondback Energy, Inc.	1,254	216,190
ENEOS Holdings, Inc.	19,288	105,605
Eni SpA	15,391	234,213
EOG Resources, Inc.	3,998	491,474
EQT Corp.	4,177	153,045
Equinor ASA	5,608	141,875
Exxon Mobil Corp.	31,236	3,661,484
Galp Energia SGPS SA	3,111	58,230
Hess Corp.	1,943	263,859
Idemitsu Kosan Co., Ltd.	6,526	47,322
Inpex Corp.	6,321	85,579
Kinder Morgan, Inc.	13,576	299,894
Marathon Oil Corp.	3,933	104,736
Marathon Petroleum Corp.	2,353	383,327
Neste Oyj(b)	2,832	55,020
Occidental Petroleum Corp.	4,734	243,990
OMV AG	985	42,138
ONEOK, Inc.	4,107	374,271
Phillips 66	2,943	386,857
Repsol SA	8,149	107,479
Santos Ltd.	21,742	105,349
Shell PLC	42,184	1,368,522
Targa Resources Corp.	1,540	227,935
TotalEnergies SE	14,446	938,055
Valero Energy Corp.	2,253	304,223
Williams Cos., Inc. (The)	8,570	391,221
Woodside Energy Group Ltd.(b)	12,711	219,103

		14,648,110

		15,549,931

Company	Shares	U.S. $ Value

Utilities – 1.6%
Electric Utilities – 1.0%
Acciona SA(b)	165	$23,410
Alliant Energy Corp.	1,803	109,424
American Electric Power Co., Inc.	3,741	383,827
BKW AG	141	25,569
Chubu Electric Power Co., Inc.(b)	4,313	50,687
CK Infrastructure Holdings Ltd.	4,216	28,681
CLP Holdings Ltd.	10,993	96,105
Constellation Energy Corp.	2,198	571,524
Duke Energy Corp.	5,428	625,848
Edison International	2,715	236,449
EDP SA	21,007	95,809
Elia Group SA/NV(b)	196	22,401
Endesa SA	2,126	46,446
Enel SpA	54,448	434,920
Entergy Corp.	1,503	197,810
Evergy, Inc.	1,617	100,270
Eversource Energy	2,486	169,172
Exelon Corp.	7,031	285,107
FirstEnergy Corp.	3,604	159,837
Fortum Oyj(b)	3,003	49,415
Iberdrola SA	40,886	632,062
Kansai Electric Power Co., Inc. (The)	4,713	78,108
Mercury NZ Ltd.	4,666	19,166
NextEra Energy, Inc.	14,445	1,221,036
NRG Energy, Inc.	1,451	132,186
Origin Energy Ltd.	11,532	79,883
PG&E Corp.	15,028	297,104
Pinnacle West Capital Corp.	798	70,695
Power Assets Holdings Ltd.	9,273	59,111
PPL Corp.	5,187	171,586
Redeia Corp. SA	2,716	52,802
Southern Co. (The)	7,688	693,304
SSE PLC	7,320	184,496
Terna - Rete Elettrica Nazionale	9,419	84,835
Tokyo Electric Power Co. Holdings, Inc.(a)	10,220	45,326
Verbund AG	455	37,646
Xcel Energy, Inc.	3,920	255,976

		7,828,033

Gas Utilities – 0.1%
APA Group	8,591	45,977
Atmos Energy Corp.	1,091	151,333
Hong Kong & China Gas Co., Ltd.	74,951	61,219
Osaka Gas Co., Ltd.	2,469	55,681
Snam SpA	13,499	68,760
Tokyo Gas Co., Ltd.(b)	2,412	56,183

		439,153

Independent Power and Renewable Electricity Producers – 0.1%
AES Corp. (The)	4,998	100,260
EDP Renovaveis SA	2,088	36,433
Meridian Energy Ltd.	8,664	32,665
Orsted AS(a)	1,266	83,850
RWE AG	4,232	154,184
Vistra Corp.	2,421	286,985

		694,377

Company	Shares	U.S. $ Value

Multi-Utilities – 0.4%
Ameren Corp.	1,876	$164,075
CenterPoint Energy, Inc.	4,582	134,802
Centrica PLC	35,105	54,909
CMS Energy Corp.	2,100	148,323
Consolidated Edison, Inc.	2,432	253,244
Dominion Energy, Inc.	5,898	340,845
DTE Energy Co.	1,456	186,965
E.ON SE	15,029	223,811
Engie SA	12,227	211,432
National Grid PLC	32,212	445,266
NiSource, Inc.	3,153	109,252
Public Service Enterprise Group, Inc.	3,502	312,413
Sembcorp Industries Ltd.	5,983	25,719
Sempra	4,452	372,321
Veolia Environnement SA	4,618	152,040
WEC Energy Group, Inc.	2,222	213,712

		3,349,129

Water Utilities – 0.0%
American Water Works Co., Inc.	1,370	200,349
Severn Trent PLC	1,806	63,938
United Utilities Group PLC	4,564	63,989

		328,276

		12,638,968

Real Estate – 1.4%
Diversified REITs – 0.0%
Covivio SA/France	373	22,699
GPT Group (The)	12,823	43,968
Land Securities Group PLC	4,737	41,293
Mirvac Group(b)	26,415	39,072
Stockland	15,980	57,638

		204,670

Health Care REITs – 0.1%
Alexandria Real Estate Equities, Inc.	1,095	130,031
Healthpeak Properties, Inc.	4,948	113,161
Ventas, Inc.	2,905	186,298
Welltower, Inc.	4,069	520,954

		950,444

Hotel & Resort REITs – 0.0%
Host Hotels & Resorts, Inc.	4,939	86,926

Industrial REITs – 0.2%
CapitaLand Ascendas REIT	25,020	55,404
Goodman Group	11,442	291,874
Nippon Prologis REIT, Inc.	15	25,694
Prologis, Inc.	6,510	822,083
Segro PLC	8,600	100,796
Warehouses De Pauw CVA	1,198	31,968

		1,327,819

Office REITs – 0.0%
BXP, Inc.	1,022	82,230
Dexus	7,200	37,567
Gecina SA	307	35,348
Japan Real Estate Investment Corp.(b)	8	31,805
Nippon Building Fund, Inc.	50	45,816

		232,766

Company	Shares	U.S. $ Value

Real Estate Management & Development – 0.3%
Azrieli Group Ltd.	284	$19,805
CapitaLand Investment Ltd./Singapore	15,674	37,896
CBRE Group, Inc. - Class A(a)	2,118	263,649
CK Asset Holdings Ltd.	12,887	56,105
CoStar Group, Inc.(a)	2,881	217,343
Daito Trust Construction Co., Ltd.(b)	392	47,748
Daiwa House Industry Co., Ltd.	3,751	118,066
Fastighets AB Balder - Class B(a)	4,436	39,011
Henderson Land Development Co., Ltd.	9,723	30,790
Hongkong Land Holdings Ltd.	7,386	27,139
Hulic Co., Ltd.	2,570	26,161
LEG Immobilien SE	498	52,137
Mitsubishi Estate Co., Ltd.	7,659	120,969
Mitsui Fudosan Co., Ltd.	17,875	168,434
Nomura Real Estate Holdings, Inc.(b)	736	19,830
Sagax AB - Class B	1,471	41,892
Sino Land Co., Ltd.	26,057	28,457
Sumitomo Realty & Development Co., Ltd.	1,912	64,722
Sun Hung Kai Properties Ltd.	9,699	105,087
Swiss Prime Site AG (REG)	517	57,942
Unibail-Rodamco-Westfield(a)	793	69,453
Vonovia SE	4,957	180,963
Wharf Holdings Ltd. (The)	7,160	20,331
Wharf Real Estate Investment Co., Ltd.	11,179	39,041

		1,852,971

Residential REITs – 0.1%
AvalonBay Communities, Inc.	999	225,025
Camden Property Trust	750	92,647
Equity Residential	2,399	178,630
Essex Property Trust, Inc.	451	133,234
Invitation Homes, Inc.	4,006	141,252
Mid-America Apartment Communities, Inc.	822	130,616
UDR, Inc.	2,110	95,667

		997,071

Retail REITs – 0.2%
CapitaLand Integrated Commercial Trust	39,468	64,873
Federal Realty Investment Trust	529	60,819
Kimco Realty Corp.	4,740	110,063
Klepierre SA	1,440	47,183
Link REIT	17,096	85,228
Realty Income Corp.	6,123	388,321
Regency Centers Corp.	1,148	82,920
Scentre Group	34,778	87,428
Simon Property Group, Inc.	2,155	364,238
Vicinity Ltd.	25,903	39,466

		1,330,539

Specialized REITs – 0.5%
American Tower Corp.	3,284	763,727
Crown Castle, Inc.	3,055	362,415
Digital Realty Trust, Inc.	2,164	350,200

Company	Shares		U.S. $ Value

Equinix, Inc.		668	$592,937
Extra Space Storage, Inc.		1,490	268,483
Iron Mountain, Inc.		2,062	245,028
Public Storage		1,107	402,804
SBA Communications Corp.		756	181,969
VICI Properties, Inc.		7,362	245,228
Weyerhaeuser Co.		5,114	173,160

			3,585,951

			10,569,157

Total Common Stocks (cost $357,039,603)			459,675,793

	Principal Amount (000)

GOVERNMENTS - TREASURIES – 2.8%
Japan – 2.8%
Japan Government Ten Year Bond Series 374 0.80%, 03/20/2034	JPY	1,260,000	8,743,422
Japan Government Twenty Year Bond Series 188 1.60%, 03/20/2044		1,367,000	9,382,913
Japan Government Thirty Year Bond Series 82 1.80%, 03/20/2054		504,000	3,285,740

Total Governments - Treasuries (cost $19,481,403)			21,412,075

	Shares

INVESTMENT COMPANIES – 0.3%
Funds and Investment Trusts – 0.3%
iShares MSCI Emerging Markets ex China ETF(f) (cost $1,974,533)		34,670	2,118,684

	Notional Amount

PURCHASED OPTIONS - PUTS – 0.1%
Options on Equities indices – 0.1%
Euro STOXX 50 Index Expiration: Oct 2024; Contracts: 401; Exercise Price: EUR 4,800.00; Counterparty: Morgan Stanley & Co., Inc.(a)	EUR	19,248,000	70,527
FTSE 100 Index Expiration: Oct 2024; Contracts: 100; Exercise Price: GBP 8,050.00; Counterparty: Morgan Stanley & Co., Inc.(a)	GBP	8,050,000	33,758
Nikkei 225 Index Expiration: Oct 2024; Contracts: 54; Exercise Price: JPY 35,250.00; Counterparty: Morgan Stanley & Co., Inc.(a)	JPY	1,903,500,000	27,615

	Notional Amount		U.S. $ Value

S&P 500 Index Expiration: Oct 2024; Contracts: 212; Exercise Price: USD 5,580.00; Counterparty: Morgan Stanley & Co., Inc.(a)	USD	118,296,000	$439,900

Total Purchased Options - Puts (premiums paid $1,350,737)			571,800

	Shares

SHORT-TERM INVESTMENTS – 34.8%
Investment Companies – 34.8%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 4.73%(f) (g) (h) (cost $265,679,681)		265,679,681	265,679,681

Total Investments Before Security Lending Collateral for Securities Loaned – 98.1% (cost $645,525,957)			749,458,033

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED – 0.1%
Investment Companies – 0.1%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 4.73%(f) (g) (h) (cost $1,055,567)		1,055,567	1,055,567

Total Investments – 98.2% (cost $646,581,524)(i)			750,513,600
Other assets less liabilities – 1.8%			13,719,759

Net Assets – 100.0%			$764,233,359

FUTURES

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation (Depreciation)
Purchased Contracts
10 Yr Canadian Bond Futures	88	December 2024	$8,134,038	$45,401
Euro STOXX 50 Index Futures	224	December 2024	12,542,077	328,662
Euro-BTP Futures	122	December 2024	16,496,140	313,538
Euro-Bund Futures	118	December 2024	17,721,962	196,863
Euro-OAT Futures	151	December 2024	21,319,973	128,236
FTSE 100 Index Futures	123	December 2024	13,630,014	(157,604)
Long Gilt Futures	142	December 2024	18,686,634	(126,064)
MSCI EAFE Futures	2	December 2024	248,780	1,342
MSCI Emerging Markets Futures	223	December 2024	13,075,605	358,994
OMXS 30 Index Futures	29	October 2024	749,782	18,681
S&P 500 E-Mini Futures	34	December 2024	9,884,225	117,413
S&P Mid 400 E-Mini Futures	31	December 2024	9,760,660	414,493
S&P/TSX 60 Index Futures	39	December 2024	8,330,304	157,127
TOPIX Index Futures	27	December 2024	4,973,561	172,262
U.S. Long Bond (CBT) Futures	272	December 2024	33,779,000	(41,670)

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation (Depreciation)
U.S. T-Note 2 Yr (CBT) Futures	124	December 2024	$25,822,031	$94,743
U.S. T-Note 5 Yr (CBT) Futures	537	December 2024	59,007,071	209,045
U.S. T-Note 10 Yr (CBT) Futures	4	December 2024	457,125	377
U.S. Ultra Bond (CBT) Futures	118	December 2024	15,705,063	(38,488)
Sold Contracts
FTSE 100 Index Futures	76	December 2024	8,421,797	26,868
Nikkei 225 (CME) Futures	23	December 2024	4,400,475	(9,393)
S&P 500 E-Mini Futures	4	December 2024	1,162,850	(9,058)
SPI 200 Futures	24	December 2024	3,445,413	(49,301)
U.S. 10 Yr Ultra Futures	73	December 2024	8,635,672	4,270

				$2,156,737

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
Bank of America, NA	USD	7,480	CAD	10,138	11/07/2024	$22,820
Bank of America, NA	GBP	15,280	USD	20,233	11/08/2024	(194,646)
Bank of America, NA	AUD	6,174	USD	4,175	11/22/2024	(95,901)
Bank of New York (The)	JPY	3,140,000	USD	21,279	10/17/2024	(613,108)
Barclays Bank PLC	USD	7,671	JPY	1,115,133	10/17/2024	103,322
Barclays Bank PLC	USD	17,131	JPY	2,438,844	10/17/2024	(127,843)
Barclays Bank PLC	USD	1,526	EUR	1,373	10/25/2024	3,536
BNP Paribas SA	CAD	1,939	USD	1,443	11/07/2024	8,133
Citibank, NA	GBP	2,148	USD	2,860	11/08/2024	(11,564)
Deutsche Bank AG	JPY	1,641,185	USD	11,468	10/17/2024	26,097
Deutsche Bank AG	EUR	6,816	USD	7,624	10/25/2024	28,826
Goldman Sachs Bank USA	JPY	316,023	USD	2,208	10/17/2024	4,845
Goldman Sachs Bank USA	USD	11,367	JPY	1,591,460	10/17/2024	(271,564)
Goldman Sachs Bank USA	USD	879	SGD	1,145	10/18/2024	13,181
Goldman Sachs Bank USA	CHF	1,731	USD	2,059	10/25/2024	7,696
Goldman Sachs Bank USA	CHF	11,253	USD	13,318	10/25/2024	(13,589)
Goldman Sachs Bank USA	USD	1,533	CHF	1,312	10/25/2024	21,599
HSBC Bank USA	EUR	6,849	USD	7,675	10/25/2024	43,616
HSBC Bank USA	USD	7,565	EUR	6,810	10/25/2024	22,313
Morgan Stanley Capital Services, Inc.	JPY	5,991,152	USD	41,030	10/17/2024	(739,948)
Morgan Stanley Capital Services, Inc.	EUR	44,620	USD	48,916	10/25/2024	(800,343)
Morgan Stanley Capital Services, Inc.	USD	3,776	GBP	2,872	11/08/2024	64,005
Morgan Stanley Capital Services, Inc.	SEK	22,914	USD	2,257	11/22/2024	(4,217)
State Street Bank & Trust Co.	USD	7,480	CHF	6,309	10/25/2024	(6,085)
State Street Bank & Trust Co.	USD	27,343	EUR	24,767	10/25/2024	253,043
State Street Bank & Trust Co.	USD	10,851	GBP	8,309	11/08/2024	256,851
State Street Bank & Trust Co.	NOK	7,823	USD	738	11/22/2024	(3,783)
State Street Bank & Trust Co.	NZD	310	USD	196	12/06/2024	(1,034)
UBS AG	CHF	1,614	USD	1,911	10/25/2024	(1,259)
UBS AG	GBP	1,428	USD	1,887	11/08/2024	(22,013)

						$(2,027,014)

PUT WRITTEN OPTIONS

Description	Counterparty	Contracts	Exercise Price		Expiration Month	Notional (000)		Premiums Received	U.S. $ Value
Euro STOXX 50 Index (j)	Morgan Stanley & Co., Inc.	401	EUR	4,600.00	October 2024	EUR	18,446	$63,350	$(25,667)
FTSE 100 Index (j)	Morgan Stanley & Co., Inc.	100	GBP	7,700.00	October 2024	GBP	7,700	15,127	(9,024)
Nikkei 225 Index (k)	Morgan Stanley & Co., Inc.	54	JPY	33,625.00	October 2024	JPY	1,815,750	114,615	(37,572)
S&P 500 Index (l)	Morgan Stanley & Co., Inc.	212	USD	5,340.00	October 2024	USD	113,208	299,300	(145,220)

								$492,392	$(217,483)

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At September 30, 2024, the aggregate market value of these securities amounted to $152,947 or 0.0% of net assets.

(d)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(e)	Fair valued by the Adviser.
(f)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(g)	Affiliated investments.
(h)	The rate shown represents the 7-day yield as of period end.
(i)

As of September 30, 2024, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $132,313,181 and gross unrealized depreciation of investments was $(27,976,473), resulting in net unrealized appreciation of $104,336,708.

(j)	One contract relates to 10 shares.
(k)	One contract relates to 1000 shares.
(l)	One contract relates to 100 shares.

Currency Abbreviations:

AUD – Australian Dollar

CAD – Canadian Dollar

CHF – Swiss Franc

EUR – Euro

GBP – Great British Pound

JPY – Japanese Yen

NOK – Norwegian Krone

NZD – New Zealand Dollar

SEK – Swedish Krona

SGD – Singapore Dollar

USD – United States Dollar

Glossary:

ADR – American Depositary Receipt

BTP – Buoni del Tesoro Poliennali

CBT – Chicago Board of Trade

CDI – CHESS Depositary Interest

CME – Chicago Mercantile Exchange

EAFE – Europe, Australia, and Far East

ETF – Exchange Traded Fund

FTSE – Financial Times Stock Exchange

MSCI – Morgan Stanley Capital International

OAT – Obligations Assimilables du Trésor

OMXS – Stockholm Stock Exchange

REG – Registered Shares

REIT – Real Estate Investment Trust

SPI – Share Price Index

TOPIX – Tokyo Price Index

TSX – Toronto Stock Exchange

COUNTRY BREAKDOWN1

September 30, 2024 (unaudited)

46.3%	United States
6.4%	Japan
2.0%	United Kingdom
1.6%	France
1.4%	Switzerland
1.4%	Germany
1.2%	Australia
0.7%	Netherlands
0.5%	Denmark
0.5%	Sweden
0.5%	Spain
0.4%	Italy
0.3%	Ireland
1.3%	Other
35.5%	Short-Term Investments

100.0%	Total Investments

1

The Portfolio’s country breakdown is expressed as a percentage of total investments (excluding security lending collateral) and may vary over time. The Fund also enters into derivative transactions, which may be used for hedging or investment purposes (see “Portfolio of Investments” section of the report for additional details). “Other” country weightings represent 0.3% or less in the following: Austria, Belgium, Brazil, Chile, China, Finland, Hong Kong, Israel, Jordan, Luxembourg, Macau, New Zealand, Norway, Poland, Portugal, Singapore, South Africa and South Korea.

AB Variable Products Series Fund, Inc.

AB Global Risk Allocation-Moderate Portfolio

September 30, 2024 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Options are valued using market-based inputs to models, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency, where such inputs and models are available. Alternatively the values may be obtained through unobservable management determined inputs and/or management’s proprietary models. Where models are used, the selection of a particular model to value an option depends upon the contractual terms of, and specific risks inherent in, the option as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, measures of volatility and correlations of such inputs. Exchange traded options generally will be classified as Level 2. For options that do not trade on exchange but trade in liquid markets, inputs can generally be verified and model selection does not involve significant management judgment. Options are classified within Level 2 on the fair value hierarchy when all of the significant inputs can be corroborated to market evidence. Otherwise such instruments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of September 30, 2024:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks:
Information Technology	$108,867,159	$10,013,431	$—	$118,880,590
Financials	44,279,826	24,024,380	—	68,304,206
Health Care	39,919,592	15,411,034	—	55,330,626
Industrials	29,393,787	19,973,885	—	49,367,672
Consumer Discretionary	35,063,379	12,418,239	—	47,481,618
Communication Services	30,746,989	4,660,918	—	35,407,907
Consumer Staples	20,667,107	9,777,188	—	30,444,295
Materials	7,642,931	8,013,938	43,954	15,700,823
Energy	11,335,222	4,214,709	—	15,549,931
Utilities	8,656,034	3,982,934	—	12,638,968
Real Estate	8,012,058	2,557,099	—	10,569,157
Governments - Treasuries	—	21,412,075	—	21,412,075
Investment Companies	2,118,684	—	—	2,118,684
Purchased Options - Puts	—	571,800	—	571,800
Short-Term Investments	265,679,681	—	—	265,679,681
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	1,055,567	—	—	1,055,567

Total Investments in Securities	613,438,016	137,031,630	43,954	750,513,600
Other Financial Instruments(a):
Assets:
Futures	2,588,315	—	—	2,588,315
Forward Currency Exchange Contracts	—	879,883	—	879,883
Liabilities:
Futures	(431,578)	—	—	(431,578)
Forward Currency Exchange Contracts	—	(2,906,897)	—	(2,906,897)
Put Written Options	—	(217,483)	—	(217,483)

Total	$615,594,753	$134,787,133	$43,954	$750,425,840

(a)

Other financial instruments include reverse repurchase agreements and derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Portfolio’s transactions in AB mutual funds for the nine months ended September 30, 2024 is as follows:

Portfolio	Market Value 12/31/2023 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 09/30/2024 (000)	Dividend Income (000)
Government Money Market Portfolio	$139,612	$296,739	$170,671	$265,680	$5,938
Government Money Market Portfolio*	1,939	25,393	26,276	1,056	129
Total	$141,551	$322,132	$196,947	$266,736	$6,067

*	Investments of cash collateral for securities lending transactions.